Schedule III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Schedule III — Supplementary Insurance Information
Schedule III — Supplementary Insurance Information

($ in millions)	As of December 31,			For the years ended December 31,
Segment	Deferred policy acquisition costs	Reserves for claims and claims expense, contract benefits and contractholder funds	Unearned premiums	Premium revenue and contract charges	Net investment income (1)	Claims and claims expense, contract benefits and interest credited to contractholders	Amortization of deferred policy acquisition costs	Other operating costs and expenses	Premiums written (excluding life)
2018
Property-Liability
Allstate Protection	$1,618	$25,495	$11,953	$32,950		$22,348	$4,475	$4,522	$33,555
Discontinued Lines and Coverages	—	1,864	—	—		87	—	3	—
Total Property-Liability	1,618	27,359	11,953	32,950	$1,464	22,435	4,475	4,525	33,555
Service Businesses (2)	1,290	64	2,546	1,220	27	350	463	603	1,431
Allstate Life	1,300	10,333	3	1,315	505	1,094	132	364	—
Allstate Benefits	549	1,905	8	1,135	77	630	145	278	980
Allstate Annuities	27	18,341	—	15	1,096	903	7	31	—
Corporate and Other	—	—	—	—	71	—	—	880	—
Intersegment Eliminations (2)	—	—	—	(122)	—	(7)	—	(115)	—
Total	$4,784	$58,002	$14,510	$36,513	$3,240	$25,405	$5,222	$6,566	$35,966
2017
Property-Liability
Allstate Protection	$1,510	$24,336	$11,409	$31,433		$21,388	$4,205	$4,239	$31,648
Discontinued Lines and Coverages	—	1,893	—	—		96	—	3	—
Total Property-Liability	1,510	26,229	11,409	31,433	$1,478	21,484	4,205	4,242	31,648
Service Businesses (2)	954	96	2,052	977	16	369	296	565	1,094
Allstate Life	1,152	10,244	4	1,280	489	1,047	134	344	—
Allstate Benefits	541	1,869	8	1,084	72	599	142	261	919
Allstate Annuities	34	19,870	—	14	1,305	967	7	34	—
Corporate and Other	—	—	—	—	41	—	—	292	—
Intersegment Eliminations (2)	—	—	—	(110)	—	(6)	—	(104)	—
Total	$4,191	$58,308	$13,473	$34,678	$3,401	$24,460	$4,784	$5,634	$33,661
2016
Property-Liability
Allstate Protection	$1,432	$23,263	$11,160	$30,727		$21,802	$4,053	$4,083	$30,888
Discontinued Lines and Coverages	—	1,953	—	—		105	—	2	3
Total Property-Liability	1,432	25,216	11,160	30,727	$1,253	21,907	4,053	4,085	30,891
Service Businesses (2)	756	34	1,411	685	13	258	214	283	709
Allstate Life	1,200	10,042	4	1,250	482	1,027	131	332	—
Allstate Benefits	526	1,821	8	1,011	71	545	145	236	855
Allstate Annuities	40	20,636	—	14	1,181	1,011	7	31	—
Corporate and Other	—	—	—	—	42	—	—	594	—
Intersegment Eliminations (2)	—	—	—	(105)	—	(5)	—	(100)	—
Total	$3,954	$57,749	$12,583	$33,582	$3,042	$24,743	$4,550	$5,461	$32,455

(1)	A single investment portfolio supports both Allstate Protection and Discontinued Lines and Coverages segments.

(2)	Includes intersegment premiums and service fees and the related incurred losses and expenses that are eliminated in the consolidated financial statements.